CDC NVEST EQUITY FUNDS:
                          HANSBERGER INTERNATIONAL FUND
                       VAUGHAN NELSON SMALL CAP VALUE FUND
                                  (THE "FUNDS")

Supplement dated May 11, 2004 to the CDC Nvest Equity Funds Classes A, B and C and Class Y Prospectuses dated May 1, 2004, each as may be revised and supplemented from time to time

The Annual Fund Operating Expenses and Example tables in the "Fund Fees and Expenses" section of the Prospectuses are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-------------------- -------------------------------------- ---------------------------------------
                        HANSBERGER INTERNATIONAL FUND*       VAUGHAN NELSON SMALL CAP VALUE FUND*
-------------------- -------------------------------------- ---------------------------------------
-------------------- --------- --------- --------- -------- --------- --------- --------- ---------
                     CLASS A   CLASS B   CLASS C   CLASS    CLASS A   CLASS B   CLASS C   CLASS
                                                    Y***                                    Y***
-------------------- --------- --------- --------- -------- --------- --------- --------- ---------
-------------------- --------- --------- --------- -------- --------- --------- --------- ---------
Management fees         0.80%     0.80%     0.80%    0.80%     0.90%     0.90%     0.90%     0.90%
-------------------- --------- --------- --------- -------- --------- --------- --------- ---------
-------------------- --------- --------- --------- -------- --------- --------- --------- ---------
Distribution
and/or service
(12b-1) fees            0.25%   1.00%**   1.00%**    0.00%     0.25%   1.00%**   1.00%**     0.00%
-------------------- --------- --------- --------- -------- --------- --------- --------- ---------
-------------------- --------- --------- --------- -------- --------- --------- --------- ---------
Other expenses          1.02%     1.02%     1.02%    0.67%     1.03%     1.03%     1.03%     0.70%
-------------------- --------- --------- --------- -------- --------- --------- --------- ---------
-------------------- --------- --------- --------- -------- --------- --------- --------- ---------
Total annual fund       2.07%     2.82%     2.82%    1.47%     2.18%     2.93%     2.93%     1.60%
operating expenses
-------------------- --------- --------- --------- -------- --------- --------- --------- ---------

* Expense information in the table has been restated to reflect current fees and expenses.
** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
*** The Fund did not have any Class Y shares outstanding during the Fund's last fiscal year. Class Y expenses of the Fund are based on estimated amounts for the current fiscal year, and have been restated to reflect current fees and expenses.

EXAMPLE

---------------- --------------------------------------------------- ----------------------------------------------------
                           HANSBERGER INTERNATIONAL FUND*                   VAUGHAN NELSON SMALL CAP VALUE FUND*
---------------- --------------------------------------------------- ----------------------------------------------------
---------------- --------- -------------------- -------------------- ---------- -------------------- --------------------
                 CLASS A         CLASS B              CLASS C         CLASS A         CLASS B              CLASS C
---------------- --------- -------------------- -------------------- ---------- -------------------- --------------------
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
                              (1)       (2)        (1)       (2)                   (1)       (2)        (1)       (2)
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
1 year              $ 773      $ 785     $ 285      $ 385     $ 285      $ 783      $ 796     $ 296      $ 396     $ 296
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
3 years            $1,186     $1,174     $ 874      $ 874     $ 874     $1,218     $1,207     $ 907      $ 907     $ 907
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
5 years            $1,625     $1,689    $1,489     $1,489    $1,489     $1,677     $1,743    $1,543     $1,543    $1,543
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------
10 years**         $2,837     $2,969    $2,969     $3,147    $3,147     $2,944     $3,075    $3,075     $3,252    $3,252
---------------- --------- ---------- --------- ---------- --------- ---------- ---------- --------- ---------- ---------

---------------- --------------------------------------------------- -----------------------------------------------------
                           HANSBERGER INTERNATIONAL FUND*                    VAUGHAN NELSON SMALL CAP VALUE FUND*
---------------- --------------------------------------------------- -----------------------------------------------------
---------------- --------------------------------------------------- -----------------------------------------------------
                                    CLASS Y (1)                                          CLASS Y (1)
---------------- --------------------------------------------------- -----------------------------------------------------
---------------- --------------------------------------------------- -----------------------------------------------------
1 year                                 $ 150                                                $ 163
---------------- --------------------------------------------------- -----------------------------------------------------
---------------- --------------------------------------------------- -----------------------------------------------------
3 years                                $ 465                                                $ 505
---------------- --------------------------------------------------- -----------------------------------------------------
---------------- --------------------------------------------------- -----------------------------------------------------
5 years                                $ 803                                                $ 871
---------------- --------------------------------------------------- -----------------------------------------------------
---------------- --------------------------------------------------- -----------------------------------------------------
10 years                               $1,757                                               $1,900
---------------- --------------------------------------------------- -----------------------------------------------------

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
*  Reflects current fees and expenses.
**  Class B  shares  automatically  convert  to  Class A  shares  after 8 years;
therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.